UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 142.8%      $ 1,500   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                                 5.375% due 12/15/2017 (g)                                                                $   1,531
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                                 5.50% due 12/15/2019 (g)                                                                     1,532
                       ------------------------------------------------------------------------------------------------------------
                         5,200   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                                 6% due 12/15/2023 (g)(q)                                                                     5,312
                       ------------------------------------------------------------------------------------------------------------
                         3,375   Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                                 Association-Albany Law School), Series A, 6.75% due 12/01/2009 (j)(k)                        3,636
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Buffalo, New York, GO, Series D, 6% due 12/01/2009 (g)(j)                                    2,126
                       ------------------------------------------------------------------------------------------------------------
                         1,025   Erie County, New York, GO, Public Improvement, Series A, 5.75%
                                 due 10/01/2013 (e)                                                                           1,078
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2019 (g)                                                                      2,712
                       ------------------------------------------------------------------------------------------------------------
                         4,150   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2024 (g)                                                                      4,347
                       ------------------------------------------------------------------------------------------------------------
                        10,725   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%
                                 due 2/15/2047 (i)                                                                           10,266
                       ------------------------------------------------------------------------------------------------------------
                         7,500   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%
                                 due 2/15/2047 (e)                                                                            7,688
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                 5% due 9/01/2029 (a)                                                                         3,108
                       ------------------------------------------------------------------------------------------------------------
                         4,850   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5%
                                 due 9/01/2034 (a)                                                                            5,006
                       ------------------------------------------------------------------------------------------------------------
                         3,500   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series B, 5% due 12/01/2035 (g)                                                              3,643
                       ------------------------------------------------------------------------------------------------------------
                         2,250   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 Series F, 4.25% due 5/01/2033 (i)                                                            2,115
                       ------------------------------------------------------------------------------------------------------------
                         3,750   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project),
                                 Series A, 5% due 7/01/2035 (a)                                                               3,896
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 Series A, 5% due 11/15/2035 (i)                                                              2,085


Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
PILOT        Payment in Lieu of Taxes
VRDN         Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 7,300   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 3.54% due 11/01/2022 (g)(l)                             $   7,300
                       ------------------------------------------------------------------------------------------------------------
                         6,750   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5% due 11/15/2030 (g)                                                                        6,941
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5.25% due 11/15/2031 (e)                                                           2,630
                       ------------------------------------------------------------------------------------------------------------
                        29,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032 (g)                                                                    31,316
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2028 (i)                                                                        1,555
                       ------------------------------------------------------------------------------------------------------------
                         3,500   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2021 (e)                                                        3,669
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2025 (e)                                                        2,076
                       ------------------------------------------------------------------------------------------------------------
                         2,535   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                 Series C, 4.75% due 7/01/2012 (g)(j)                                                         2,697
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (e)                                                              2,572
                       ------------------------------------------------------------------------------------------------------------
                         6,310   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 4.75% due 11/15/2037 (e)                                                           6,360
                       ------------------------------------------------------------------------------------------------------------
                         6,300   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5.25% due 11/15/2012 (i)(j)                                                 6,870
                       ------------------------------------------------------------------------------------------------------------
                         4,210   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                 due 8/01/2009 (g)(j)                                                                         4,464
                       ------------------------------------------------------------------------------------------------------------
                         2,000   New York City, New York, City Health and Hospital Corporation, Health System Revenue
                                 Refunding Bonds, Series A, 5.25% due 2/15/2017 (i)                                           2,063
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5% due 11/01/2026                                                      1,247
                       ------------------------------------------------------------------------------------------------------------
                         2,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series C, 5.05% due 11/01/2036                                                   2,012
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series H-1, 4.70% due 11/01/2040                                                   941
                       ------------------------------------------------------------------------------------------------------------
                         2,340   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series H-2, 5.125% due 11/01/2034                                                2,331
                       ------------------------------------------------------------------------------------------------------------
                         2,180   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                 Bonds, AMT, Series J-2-A, 4.85% due 11/01/2040                                               2,062
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,200   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                 (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                    $   1,296
                       ------------------------------------------------------------------------------------------------------------
                        10,740   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                                 due 11/01/2015 (g)                                                                          10,852
                       ------------------------------------------------------------------------------------------------------------
                         4,000   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2031 (a)                                                               4,154
                       ------------------------------------------------------------------------------------------------------------
                        14,640   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2036 (a)                                                              15,125
                       ------------------------------------------------------------------------------------------------------------
                         4,500   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2039 (a)                                                               4,646
                       ------------------------------------------------------------------------------------------------------------
                         7,800   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                 Project), 5% due 1/01/2046 (a)                                                               7,994
                       ------------------------------------------------------------------------------------------------------------
                         4,750   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                                 5% due 3/01/2036 (i)                                                                         4,916
                       ------------------------------------------------------------------------------------------------------------
                        16,000   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                                 5% due 3/01/2046 (e)                                                                        16,386
                       ------------------------------------------------------------------------------------------------------------
                         7,965   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter
                                 Properties Inc.-The New York and Pennsylvania Hospital Leasehold Project),
                                 5.75% due 12/15/2029 (g)                                                                     8,650
                       ------------------------------------------------------------------------------------------------------------
                         1,500   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                                 (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                           1,559
                       ------------------------------------------------------------------------------------------------------------
                         6,720   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, 5% due 6/15/2036 (i)                                                   6,985
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series A, 4.25% due 6/15/2033                                            942
                       ------------------------------------------------------------------------------------------------------------
                         3,200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series A, 4.25% due 6/15/2039 (g)                                      2,989
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Second General Resolution, Series DD, 5% due 6/15/2039      1,276
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (i)                          1,305
                       ------------------------------------------------------------------------------------------------------------
                         4,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                              4,630
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series C, 5% due 6/15/2035 (i)                              1,291
                       ------------------------------------------------------------------------------------------------------------
                           500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (g)                                511
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,250   New York City, New York, City Transitional Finance Authority, Building Aid Revenue
                                 Bonds, Series S-1, 5% due 7/15/2031 (e)                                                  $   1,309
                       ------------------------------------------------------------------------------------------------------------
                         4,830   New York City, New York, City Transitional Finance Authority, Building Aid Revenue
                                 Bonds, Series S-2, 4.25% due 1/15/2034 (e)                                                   4,569
                       ------------------------------------------------------------------------------------------------------------
                         1,145   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                                 Bonds, Series B, 5.50% due 2/01/2012 (i)                                                     1,227
                       ------------------------------------------------------------------------------------------------------------
                           805   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                                 Bonds, Series B, 5.50% due 2/01/2013 (i)                                                       863
                       ------------------------------------------------------------------------------------------------------------
                         6,405   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                                 Bonds, Series B, 6.25% due 11/15/2018 (e)                                                    6,926
                       ------------------------------------------------------------------------------------------------------------
                        16,200   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                                 Bonds, Series C, 5% due 2/01/2033 (e)                                                       16,728
                       ------------------------------------------------------------------------------------------------------------
                         2,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                                 Bonds, Series E, 5.25% due 2/01/2022 (i)                                                     2,652
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                 Revenue Refunding Bonds, Series A, 5% due 11/15/2026 (e)                                     1,041
                       ------------------------------------------------------------------------------------------------------------
                           880   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (e)(j)                  954
                       ------------------------------------------------------------------------------------------------------------
                         3,700   New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2026 (g)                    3,975
                       ------------------------------------------------------------------------------------------------------------
                         2,685   New York City, New York, GO, Series A, 5% due 8/01/2030                                      2,747
                       ------------------------------------------------------------------------------------------------------------
                         2,220   New York City, New York, GO, Series B, 5.75% due 8/01/2010 (i)(j)                            2,385
                       ------------------------------------------------------------------------------------------------------------
                         2,280   New York City, New York, GO, Series B, 5.75% due 8/01/2013 (i)                               2,439
                       ------------------------------------------------------------------------------------------------------------
                         3,750   New York City, New York, GO, Series D, 5.25% due 10/15/2013 (j)                              4,137
                       ------------------------------------------------------------------------------------------------------------
                         2,050   New York City, New York, GO, Series D1, 5.125% due 12/01/2027                                2,136
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, GO, Series D1, 5.125% due 12/01/2028                                1,300
                       ------------------------------------------------------------------------------------------------------------
                         8,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                      8,267
                       ------------------------------------------------------------------------------------------------------------
                         4,000   New York City, New York, GO, Series M, 5% due 4/01/2035                                      4,078
                       ------------------------------------------------------------------------------------------------------------
                         1,150   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                             1,201
                       ------------------------------------------------------------------------------------------------------------
                         2,700   New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic
                                 University), 5.25% due 11/01/2037 (d)                                                        2,451
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1438Z, 6.292% due 10/15/2012 (a)(m)                                          1,392
                       ------------------------------------------------------------------------------------------------------------
                        14,175   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                             14,759
                       ------------------------------------------------------------------------------------------------------------
                         3,950   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                 (American Museum of Natural History), Series A, 5% due 7/01/2036 (i)                         4,075
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 3,000   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                 Unit Fee Secured), 5% due 11/15/2030 (a)                                                 $   3,122
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and
                                 Presbyterian Hospital), 5.50% due 8/01/2011 (a)(f)                                           1,070
                       ------------------------------------------------------------------------------------------------------------
                         2,000   New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North General
                                 Hospital), 5.75% due 2/15/2017 (n)                                                           2,204
                       ------------------------------------------------------------------------------------------------------------
                         1,535   New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health Facilities
                                 Improvement Program), Series 1, 5.50% due 1/15/2014 (g)                                      1,640
                       ------------------------------------------------------------------------------------------------------------
                           645   New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities Audit and
                                 Control), 5.50% due 4/01/2023 (i)                                                              666
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory
                                 Facilities), 5% due 7/01/2037 (a)                                                            1,043
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Health
                                 Quest Systems), Series B, 5.125% due 7/01/2037 (t)                                           1,030
                       ------------------------------------------------------------------------------------------------------------
                           700   New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School
                                 District Financing Program), Series A, 5% due 10/01/2035 (g)                                   732
                       ------------------------------------------------------------------------------------------------------------
                         2,100   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                                 (Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (i)                2,194
                       ------------------------------------------------------------------------------------------------------------
                         1,340   New York State Dormitory Authority Revenue Bonds (853 Schools Program), Issue 2,
                                 Series E, 5.75% due 7/01/2019 (a)                                                            1,398
                       ------------------------------------------------------------------------------------------------------------
                         1,200   New York State Dormitory Authority Revenue Bonds (Cooper Union of  Advance Science),
                                 6.25% due 7/01/2009 (i)(j)                                                                   1,267
                       ------------------------------------------------------------------------------------------------------------
                         2,058   New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child & Family
                                 Services, Inc.), Series B, 5.50% due 7/01/2018 (a)                                           2,138
                       ------------------------------------------------------------------------------------------------------------
                         6,750   New York State Dormitory Authority Revenue Bonds (Interfaith Medical Center),
                                 Series D, 5.40% due 2/15/2008 (i)(j)                                                         6,879
                       ------------------------------------------------------------------------------------------------------------
                         1,585   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.50% due 9/01/2020 (k)                                                                      1,650
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.25% due 9/01/2028 (k)                                                                      1,264
                       ------------------------------------------------------------------------------------------------------------
                         1,180   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.25% due 7/01/2019 (c)                                              1,257
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.125% due 7/01/2023 (c)                                             1,039
                       ------------------------------------------------------------------------------------------------------------
                         5,345   New York State Dormitory Authority Revenue Bonds (Pace University), 6%
                                 due 7/01/2010 (i)(j)                                                                         5,765
                       ------------------------------------------------------------------------------------------------------------
                         2,150   New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                                 5.45% due 8/01/2035 (a)(f)                                                                   2,172
                       ------------------------------------------------------------------------------------------------------------
                         1,240   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5% due 10/01/2030 (i)                                                    1,283
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 6,900   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series E, 5.75% due 10/01/2030 (i)                                                       $   7,438
                       ------------------------------------------------------------------------------------------------------------
                         1,405   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                 Series A, 6% due 7/01/2010 (g)(j)                                                            1,515
                       ------------------------------------------------------------------------------------------------------------
                         1,865   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Series 1, 5.25% due 7/01/2014 (e)                                                            1,905
                       ------------------------------------------------------------------------------------------------------------
                         3,400   New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles Hospital
                                 and Rehabilitation Center), Series A, 5.625% due 7/01/2012 (i)                               3,543
                       ------------------------------------------------------------------------------------------------------------
                         1,370   New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing
                                 Program), Series I, 5.75% due 10/01/2018 (i)                                                 1,496
                       ------------------------------------------------------------------------------------------------------------
                           565   New York State Dormitory Authority, Revenue Refunding Bonds, Series B, 5.50%
                                 due 8/15/2017 (i)                                                                              577
                       ------------------------------------------------------------------------------------------------------------
                         1,550   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2014 (j)                                               1,708
                       ------------------------------------------------------------------------------------------------------------
                           285   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2023                                                     300
                       ------------------------------------------------------------------------------------------------------------
                         1,060   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series D, 5.875% due 8/15/2010 (g)(j)                                           1,134
                       ------------------------------------------------------------------------------------------------------------
                         7,000   New York State Dormitory Authority, Supported Debt Revenue Bonds (State University
                                 Dormitory Facilities), Series A, 5% due 7/01/2031 (i)                                        7,313
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (c)                                                   1,036
                       ------------------------------------------------------------------------------------------------------------
                        18,090   New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%
                                 due 2/01/2024 (e)                                                                           18,026
                       ------------------------------------------------------------------------------------------------------------
                         6,000   New York State Energy Research and Development Authority, PCR, Refunding (Central
                                 Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                  6,207
                       ------------------------------------------------------------------------------------------------------------
                         6,000   New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds
                                 (Long Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (i)                   5,927
                       ------------------------------------------------------------------------------------------------------------
                         4,400   New York State Environmental Facilities Corporation, Water Facilities Revenue
                                 Refunding Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)             4,409
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,250   New York State, GO, Series A, 4.125% due 3/01/2037 (e)                                   $   1,136
                       ------------------------------------------------------------------------------------------------------------
                         2,400   New York State, HFA, Housing Revenue Bonds (Tri-Senior Development Project),  AMT,
                                 Series A, 5.40% due 11/15/2042 (r)                                                           2,402
                       ------------------------------------------------------------------------------------------------------------
                         3,250   New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT,
                                 Series A, 4.65% due 11/15/2038 (r)                                                           3,167
                       ------------------------------------------------------------------------------------------------------------
                           750   New York State, HFA, State Personal Income Tax Revenue Bonds (Economic Development and
                                 Housing), Series A, 5% due 9/15/2023 (i)                                                       786
                       ------------------------------------------------------------------------------------------------------------
                         6,800   New York State Medical Care Facilities Finance Agency, Revenue Bonds (Montefiore
                                 Medical Center), Series A, 5.75% due 2/15/2025 (a)(f)                                        6,945
                       ------------------------------------------------------------------------------------------------------------
                         1,655   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                 4.80% due 10/01/2037                                                                         1,551
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
                                 4.90% due 10/01/2037                                                                           956
                       ------------------------------------------------------------------------------------------------------------
                         1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 145,
                                 5.125% due 10/01/2037                                                                          987
                       ------------------------------------------------------------------------------------------------------------
                         1,445   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 148,
                                 5.20% due 10/01/2032                                                                         1,447
                       ------------------------------------------------------------------------------------------------------------
                         2,140   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 67, 5.70% due 10/01/2017 (i)                                                          2,174
                       ------------------------------------------------------------------------------------------------------------
                         1,500   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 133, 4.95% due 10/01/2021                                                             1,507
                       ------------------------------------------------------------------------------------------------------------
                         2,100   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                                 Series 83, 5.55% due 10/01/2027 (i)                                                          2,133
                       ------------------------------------------------------------------------------------------------------------
                         1,090   New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82, 5.65%
                                 due 4/01/2030 (i)                                                                            1,137
                       ------------------------------------------------------------------------------------------------------------
                         5,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5%
                                 due 1/01/2030 (a)                                                                            5,187
                       ------------------------------------------------------------------------------------------------------------
                         2,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2029 (g)                                                                            2,033
                       ------------------------------------------------------------------------------------------------------------
                         9,250   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2030 (g)                                                                            9,397
                       ------------------------------------------------------------------------------------------------------------
                         8,000   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                 Series B-1, 5.75% due 4/01/2010 (e)(j)                                                       8,533
                       ------------------------------------------------------------------------------------------------------------
                         8,700   New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                 Revenue Bonds, Series A, 5% due 4/01/2026 (a)                                                9,122
                       ------------------------------------------------------------------------------------------------------------
                         3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series C-1, 5% due 3/15/2013 (i)(j)                                                          3,247
                       ------------------------------------------------------------------------------------------------------------
                         2,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities),Series A-1, 5% due 3/15/2029 (e)                                          2,071
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,000   Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                                 5% due 6/15/2028 (g)                                                                     $   1,033
                       ------------------------------------------------------------------------------------------------------------
                         1,800   Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue
                                 Refunding Bonds, 5.50% due 4/01/2013 (g)                                                     1,960
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th
                                 Series, 5.125% due 7/15/2030 (g)                                                             2,553
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st
                                 Series, 4.50% due 9/01/2035 (c)                                                                923
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                 (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (i)                3,279
                       ------------------------------------------------------------------------------------------------------------
                         7,830   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                 (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (i)                8,993
                       ------------------------------------------------------------------------------------------------------------
                         7,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                 (JFK International Air Terminal LLC), AMT, Series 6, 5.90% due 12/01/2017 (i)                7,151
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (n)                        2,593
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace
                                 Apartments Project), AMT, 4.70% due 12/20/2038 (s)                                           1,149
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                                 Series A, 5.45% due 12/01/2009 (a)(j)                                                        5,311
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                                 Project), Series A, 5.625% due 7/01/2011 (a)(j)                                              3,297
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling
                                 College), Series A, 5% due 6/01/2036 (d)                                                       878
                       ------------------------------------------------------------------------------------------------------------
                         4,355   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027        4,392
                       ------------------------------------------------------------------------------------------------------------
                         4,660   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)                         4,956
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                      5,439
                       ------------------------------------------------------------------------------------------------------------
                         3,530   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                      3,913
                       ------------------------------------------------------------------------------------------------------------
                         1,300   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (i)         1,324
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT,
                                 Series A, 5% due 1/01/2036 (n)                                                               9,985
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                 due 6/01/2020 (a)                                                                        $   5,329
                       ------------------------------------------------------------------------------------------------------------
                        13,275   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                 due 6/01/2021 (a)                                                                           14,128
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                 due 6/01/2022 (a)                                                                            2,125
                       ------------------------------------------------------------------------------------------------------------
                         3,700   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                                 due 6/01/2021                                                                                3,949
                       ------------------------------------------------------------------------------------------------------------
                        12,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                                 due 11/15/2023 (i)                                                                          12,763
                       ------------------------------------------------------------------------------------------------------------
                         8,315   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5%
                                 due 11/15/2032 (i)                                                                           8,580
                       ------------------------------------------------------------------------------------------------------------
                         2,095   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5% due 1/01/2012 (i)(j)                                                            2,235
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2032 (i)                                                                        1,548
                       ------------------------------------------------------------------------------------------------------------
                         2,465   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5%
                                 due 11/15/2028 (a)                                                                           2,550
                       ------------------------------------------------------------------------------------------------------------
                         6,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                 Series A, 5.25% due 11/15/2030 (i)                                                           6,297
                       ------------------------------------------------------------------------------------------------------------
                         7,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                                 Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                              7,593
                       ------------------------------------------------------------------------------------------------------------
                         1,795   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (e)                                    1,935
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%              3,700   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2021 (i)                                                           3,811
                       ------------------------------------------------------------------------------------------------------------
                         1,050   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2022 (i)                                                           1,081
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 12.9%      4,800   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, 5.25% due 7/01/2017 (e)                                                       5,228
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series D, 5.75% due 7/01/2012 (j)                                          11,048
                       ------------------------------------------------------------------------------------------------------------
                         4,700   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series N, 5.25% due 7/01/2039 (e)                                           4,978
                       ------------------------------------------------------------------------------------------------------------
                        10,280   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(e)                             3,125
                       ------------------------------------------------------------------------------------------------------------
                         5,500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2033 (b)(e)                             1,516
                       ------------------------------------------------------------------------------------------------------------
                         9,300   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2034 (a)(b)                             2,457
                       ------------------------------------------------------------------------------------------------------------
                         2,200   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.67% due 7/01/2037 (a)(b)                               497
                       ------------------------------------------------------------------------------------------------------------
                           765   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                 due 7/01/2016 (j)                                                                              860
                       ------------------------------------------------------------------------------------------------------------
                           580   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                 due 7/01/2032                                                                                  587
                       ------------------------------------------------------------------------------------------------------------
                           275   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2016 (j)            309
                       ------------------------------------------------------------------------------------------------------------
                           225   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                228
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 3,270   Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds,
                                 Series A, 5% due 7/01/2031 (a)                                                           $   3,383
                       ------------------------------------------------------------------------------------------------------------
                         4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                 due 7/01/2013 (j)                                                                            5,184
                       ------------------------------------------------------------------------------------------------------------
                         4,850   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                 due 7/01/2015 (c)(j)                                                                         5,344
                       ------------------------------------------------------------------------------------------------------------
                         7,110   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                 due 7/01/2015 (e)(j)                                                                         7,835
                       ------------------------------------------------------------------------------------------------------------
                         4,950   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                 due 7/01/2015 (j)(n)                                                                         5,455
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $688,984) - 156.8%                                           705,657
-----------------------------------------------------------------------------------------------------------------------------------
                                 Municipal Bonds Held in Trust (p)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 24.7%        18,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032 (g)                                                                    19,437
                       ------------------------------------------------------------------------------------------------------------
                        23,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series A, 5.75% due 6/15/2011 (i)(j)                                  24,901
                       ------------------------------------------------------------------------------------------------------------
                         9,500   New York City, New York, GO, Series C, 5.75% due 3/15/2027 (g)                              10,448
                       ------------------------------------------------------------------------------------------------------------
                         7,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                              7,398
                       ------------------------------------------------------------------------------------------------------------
                        21,000   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                 Unit Fee Secured), 5% due 11/15/2035 (a)                                                    21,766
                       ------------------------------------------------------------------------------------------------------------
                        26,730   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                 (JFK International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (i)                   27,300
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.6%       2,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series B, 5.875% due 7/01/2035 (i)                                                    2,688
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $112,026) - 25.3%                              113,938
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Securities                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                           213   CMA New York Municipal Money Fund, 3.07% (h)(o)                                                213
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities  (Cost - $213) - 0.0%                                              213
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $801,223*) - 182.1%                                              819,808

                                 Other Assets Less Liabilities - 1.1%                                                         4,855

                                 Liability for Trust Certificates, Including Interest Expense Payable - (13.6%)             (61,354)

                                 Preferred Stock, at Redemption Value - (69.6%)                                            (313,222)
                                                                                                                          ---------
                                 Net Assets Applicable to Common Stock - 100.0%                                           $ 450,087
                                                                                                                          =========

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 741,551
                                                                      =========
      Gross unrealized appreciation                                   $  21,523
      Gross unrealized depreciation                                      (4,089)
                                                                      ---------
      Net unrealized appreciation                                     $  17,434
                                                                      =========

(a)   AMBAC Insured.
(b) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)   CIFG Insured.
(d)   ACA Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FSA Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                 (1,689)            $16
      --------------------------------------------------------------------------

(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o)   Represents the current yield as of November 30, 2007.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bonds transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(q) All or a portion of security held as collateral in connection with open financial futures contracts.
(r)   FNMA Collateralized.
(s)   GNMA Collateralized.
(t)   Assured Guaranty Insured.
o     Financial futures contracts sold as of November 30, 2007 were as follows:

      ---------------------------------------------------------------------------------------
      Number of                                     Expiration        Face        Unrealized
      Contracts               Issue                    Date           Value      Depreciation
      ---------------------------------------------------------------------------------------
         350       30-Year U.S. Treasury Bonds      March 2008      $ 40,624       $ (392)
      ---------------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 16, 2008